Cash and Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
5.	Cash and Cash Equivalents and Restricted Cash:

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the interim consolidated balance sheets that sum to the total of the same such amounts shown in the interim consolidated statements of cash flows:

	June 30, 2020	December 31, 2019
Cash and cash equivalents	28,933	13,654
Restricted cash	1,470	900
Total	30,403	14,554

Restricted cash as of June 30, 2020 includes $500 of minimum liquidity requirements as per the ATB Loan Facility (Note 8), the first pre-payment amount of $500 required to be held until August 26, 2020 under the Squire Alpha Bank Loan Facility pursuant to the terms of the fourth supplemental agreement (Note 8), $420 in a dry-docking reserve account as per the ATB Loan Facility and $50 of restricted deposits pledged as collateral regarding credit cards balances with one of the Company’s financial institutions. Minimum liquidity, not legally restricted, as of June 30, 2020, of $4,000 as per the Company’s credit facilities covenants, calculated as $500 per owned vessel, is included in Cash and cash equivalents. An aggregate amount of $2,925, not legally restricted, as per the Company’s effective sale and leaseback transactions is included in Cash and cash equivalents as of June 30, 2020 (Note 8).

Restricted cash as of December 31, 2019 includes $500 of minimum liquidity requirements as per the ATB Loan Facility (Note 8), $350 in a dry-docking reserve account as per the ATB Loan Facility and $50 of restricted deposits pledged as collateral regarding credit cards balances with one of the Company’s financial institutions. Minimum liquidity, not legally restricted, as of December 31, 2019, of $4,000 as per the Company’s credit facilities covenants, calculated as $500 per owned vessel, is included in Cash and cash equivalents. An aggregate amount of $2,925, not legally restricted, as per the sale and leaseback transactions is included in Cash and cash equivalents as of December 31, 2019 (Note 8).